THE CALDWELL & ORKIN FUNDS, INC.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
Supplement dated April 10, 2006 to
Prospectus dated August 29, 2005

This Supplement to the Prospectus (the “Prospectus”) dated August 29, 2005 for the Caldwell & Orkin Market Opportunity Fund (the “Fund”), a series of The Caldwell & Orkin Funds, Inc., updates the Prospectus to revise the information as described below. This Supplement incorporates the information detailed in the Supplement to Prospectus dated November 28, 2005 regarding the change of address for the Fund’s service providers, Integrated Fund Services, Inc. and IFS Fund Distributors, Inc., and new information regarding the addition of two new directors. Therefore, together the Fund’s Prospectus dated August 29, 2005 and this Supplement constitute the Fund’s current Prospectus. For further information, please contact the Fund toll-free at 1-800-237-7073. You may also obtain additional copies of the Fund’s Prospectus, free of charge, by writing to the Fund at 6200 The Corners Parkway, Suite 150, Norcross, Georgia 30092, or by calling the Fund toll-free at the number above.

•	The following address contained on page 12 - “How to Purchase Shares” is being revised to read as follows:

Overnight Delivery:

Caldwell & Orkin Market Opportunity Fund
c/o Integrated Fund Services, Inc.
303 Broadway - Suite 1100
Cincinnati, OH 45202
(800) 467-7903

•	The list of Board of Directors which is contained on page 20 of the Prospectus is being revised to read as follows:

BOARD OF DIRECTORS Frederick T. Blumer, Chairman Michael B. Orkin, President David L. Eager Henry H. Porter, Jr. Harry P. Taylor James L. Underwood

•	The following addresses contained on page 20 of the Prospectus are being revised to read as follows:

TRANSFER AGENT Integrated Fund Services, Inc. 303 Broadway - Suite 1100 Cincinnati, OH 45202 DISTRIBUTOR IFS Fund Distributors, Inc. 303 Broadway - Suite 1100 Cincinnati, OH 45202

THE CALDWELL & ORKIN FUNDS, INC.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
Supplement dated April 10, 2006 to
SAI dated August 29, 2005
as supplemented by the Supplement to SAI dated November 28, 2005

This Supplement to the Statement of Additional Information (“SAI”) dated August 29, 2005 for the Caldwell & Orkin Market Opportunity Fund (the “Fund”), a series of The Caldwell & Orkin Funds, Inc., updates the SAI to revise the information as described below. Together, the Fund’s SAI dated August 29, 2005 and this Supplement constitute the Fund’s current SAI. For further information, please contact the Fund toll-free at 1-800-237-7073. You may also obtain additional copies of the Fund’s SAI, free of charge, by writing to the Fund at 6200 The Corners Parkway, Suite 150, Norcross, Georgia 30092, or by calling the Fund toll-free at the number above.

•	The table listing the members of the Board of Directors which is contained on page 11 of the SAI under the section “Board of Directors” is being revised to read as follows:

[See next page.]

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

Information about the Board of Directors and officers* of the Caldwell & Orkin Market Opportunity Fund as of April 10, 2006 is set forth below. The Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and officers and is available free of charge, upon request, by calling (800) 237-7073. The address for each of the persons named below is 6200 The Corners Parkway, Suite 150, Norcross, GA 30092.

Name, (Age) and Position(s) Held with Fund	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
DISINTERESTED DIRECTORS
Frederick T. Blumer (47) Chairman	Since 1990	Mr. Blumer is the CEO of X-spand International, Inc., and was formerly the President of IN ZONE Brands International, Inc.	One	None
David L. Eager (63) Director	Since 1992	Mr. Eager is a Partner at Eager & Davis LLC, and was formerly Director for Product Development for Driehaus Capital Management and a Global Partner with William M. Mercer, Inc.	One	Veracity Mutual Fund
Henry H. Porter, Jr. (71) Director	Since 1990	Mr. Porter is a private investor.	One	SEI Investments Company
Harry P. Taylor (45)	Since 2006	Mr. Taylor is the Senior VP - Finance for The Home Depot, and was formerly VP - Customer Strategy for PepsiCo Inc.	One	None
James L. Underwood (55)	Since 2006	Mr. Underwood is the President of Tarpley & Underwood, P.C. and Tarpley & Underwood Financial Advisors LLC.	One	None
INTERESTED DIRECTOR

Michael B. Orkin (46) (2) Director, President, Portfolio Manager	Since 1990
Mr. Orkin is the CEO and sole shareholder of Caldwell & Orkin, Inc., of which the Adviser is a wholly-owned subsidiary. Mr. Orkin has been a portfolio manager at Caldwell & Orkin, Inc. since 1985, and is a Chartered Financial Analyst.
			One	None

OFFICERS WHO ARE NOT DIRECTORS

Robert H. Greenblatt (44) Secretary & Treasurer	Since 2002	Mr. Greenblatt is the President of Caldwell & Orkin, Inc., and was formerly a Principal at Polaris Capital Management, Inc.	N/A	None
William C. Horne (48) Chief Compliance Officer	Since 2004	Mr. Horne is the Director of Client Services and Chief Compliance Officer of Caldwell & Orkin, Inc.	N/A	None

*	The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs policy-making decisions.

1	Each Director serves until his / her successor is duly elected and qualified, or until his / her death, resignation or removal.

2	Mr. Orkin is an interested person of the Fund by reason of his position with the Adviser.